Preferred and Common Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Preferred and Common Stock	Preferred and Common Stock
Preferred Stock. Howmet has two classes of preferred stock: $3.75 Cumulative Preferred Stock (“Class A Preferred Stock”) and Class B Serial Preferred Stock. Class A Preferred Stock had 660,000 shares authorized at a par value of $100 per share with an annual $3.75 cumulative dividend preference per share. There were no and 546,024 shares of Class A Preferred Stock outstanding as of December 31, 2025 and 2024, respectively. Howmet redeemed all outstanding shares of Class A Preferred Stock on December 17, 2025 (the “Redemption Date”) at a redemption price of $100 per share plus $0.8125 per share of dividends accrued but not paid or declared as of the Redemption Date. On February 9, 2026, the Company retired 659,909 shares of Class A preferred Stock, including the redeemed shares. The redemption simplified the Company’s capital structure. Class B Serial Preferred Stock has 10,000,000 shares authorized at a par value of $1 per share. There were no shares of Class B Serial Preferred Stock outstanding as of both December 31, 2025 and 2024.
Common Stock. As of December 31, 2025, there were 600,000,000 shares authorized at a par value of $1 per share, and 401,620,565 shares issued and outstanding. Dividends paid were $0.44 per share in 2025 ($0.10 per share in each of the first and second quarters of 2025 and $0.12 per share in each of the third and fourth quarter of 2025), $0.26 per share in 2024 ($0.05 per share in each of the first and second quarters of 2024 and $0.08 per share in each of the third and fourth quarters of 2024), and $0.17 per share in 2023 ($0.04 per share in each of the first, second, and third quarters of 2023 and $0.05 per share in the fourth quarter of 2023).
As of December 31, 2025, 47 million shares of common stock were reserved for issuance under Howmet’s stock-based compensation plans. As of December 31, 2025, 24 million shares remain available for issuance. Howmet issues new shares to satisfy the exercise of stock options and the conversion of stock awards.
Common Stock Outstanding and Share Activity (number of shares)

Balance at December 31, 2022	412,155,057
Issued for stock-based compensation plans	2,993,340
Repurchase and retirement of common stock	(5,233,936)
Balance at December 31, 2023	409,914,461
Issued for stock-based compensation plans	1,287,412
Repurchase and retirement of common stock	(5,770,512)
Balance at December 31, 2024	405,431,361
Issued for stock-based compensation plans	549,976
Repurchase and retirement of common stock	(4,360,772)
Balance at December 31, 2025	401,620,565
The following table provides details for share repurchases during 2025, 2024, and 2023:

	Number of shares	Average price per share(1)	Total
Q1 2025 open market repurchase	1,006,102	$124.24	$125

Q2 2025 open market repurchase	1,229,313	$142.36	$175

Q3 2025 open market repurchase	1,097,686	$182.20	$200

Q4 2025 open market repurchase	1,027,671	$194.61	$200

2025 Share repurchase total	4,360,772	$160.52	$700

Q1 2024 open market repurchase	2,243,259	$66.87	$150

Q2 2024 open market repurchase	734,737	$81.66	$60

Q3 2024 open market repurchase	1,061,323	$94.22	$100

Q4 2024 open market repurchase	1,731,193	$109.75	$190

2024 Share repurchase total	5,770,512	$86.65	$500

Q1 2023 open market repurchase	576,629	$43.36	$25

Q2 2023 open market repurchase	2,246,294	$44.52	$100

Q3 2023 open market repurchase	506,800	$49.32	$25

Q4 2023 open market repurchase	1,904,213	$52.52	$100

2023 Share repurchase total	5,233,936	$47.76	$250
(1)Excludes commissions cost.
The total value of shares repurchased during 2025, 2024, and 2023 were $700, $500, and $250, respectively. All of the shares repurchased during 2025, 2024, and 2023 were immediately retired. The Company has a share repurchase program (the “Share Repurchase Program”) that, after giving effect to the additional $150 share repurchases made in January and February 2026 at an average price per share of $215.28, retiring approximately 0.7 million shares, has approximately $1,347 in Board authorization remaining available as of February 6, 2026. The current Share Repurchase Program was authorized by the Company’s Board of Directors on August 18, 2021 at $1,500, which was increased by the Board by $2,000 on July 30, 2024 to a total authorization of $3,500. Under the Company’s Share Repurchase Program, the Company may repurchase shares by means of trading plans established from time to time in accordance with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended, block trades, private transactions, open market repurchases and/or accelerated share repurchase agreements, or other derivative transactions. There is no stated expiration for the Share Repurchase Program. Under its Share Repurchase Program, the Company may repurchase shares from time to time, in amounts, at prices, and at such times as the Company deems appropriate, subject to market conditions, legal requirements and other considerations. The Company is not obligated to repurchase any specific number of shares or to do so at any particular time, and the Share Repurchase Program may be suspended, modified, or terminated at any time without prior notice.
The Inflation Reduction Act of 2022 imposes a 1% excise tax on net common stock repurchases after December 31, 2022. The Company recorded $6, $4, and $1 to additional capital for excise tax on net repurchases in 2025, 2024, and 2023 respectively.
Stock-Based Compensation
Howmet has a stock-based compensation plan under which stock options and/or restricted share unit awards (“RSUs”) are granted, generally, in the first half of each year to eligible employees. Directors receive a portion of their annual compensation in deferred RSUs, which are paid either in a lump sum or installments, as elected by the director, upon retirement from the Board. Stock options were granted at the closing market price of Howmet’s common stock on the date of grant and typically vest over a three-year service period (one-third each year) with a ten-year contractual term. RSUs typically vest over a three-year service period from the date of grant. As part of Howmet’s stock-based compensation plan design, individuals who are retirement-eligible have a six-month requisite service period in the year of grant.

Certain RSUs granted to eligible employees include performance and market conditions. For these annual performance restricted share unit awards (“PRSUs”), the final number of shares earned will be based on Howmet’s achievement of profitability targets over the respective performance periods and will be earned at the end of the third year. Additionally, PRSUs include a total shareholder return (“TSR”) component, which depends upon relative performance against the TSRs of a group of peer companies.
In 2025, 2024, and 2023, Howmet recognized stock-based compensation expense of $73 ($68 after-tax), $63 ($57 after-tax), and $50 ($44 after-tax), respectively. Senior executive performance awards granted in April 2020 were modified in June 2020, resulting in incremental compensation expense of $12, which was amortized over the remaining service period that ended April 1, 2023.
All stock-based compensation expense recorded in 2025, 2024, and 2023 relates to RSUs and PRSUs. No stock-based compensation expense was capitalized in any of those years. As of December 31, 2025, there was $61 (pre-tax) of unrecognized compensation expense related to non-vested grants. This expense is expected to be recognized over a weighted average period of 2.2 years.
Stock-based compensation expense is based on the grant date fair value of the applicable equity grant. For RSUs, the fair value is equivalent to the closing market price of Howmet’s common stock on the date of grant. PRSUs with a market condition including a TSR component are valued using a Monte Carlo model. A Monte Carlo simulation uses assumptions of stock price behavior to estimate the probability of satisfying market conditions and the resulting fair value of the award. The volatility was estimated using Howmet’s historical volatility, and the risk-free interest rate was based on a yield curve of interest rates at the time of the grant based on the remaining performance period.
The fair value of PRSUs was estimated at the date of grant using the closing stock price for the performance component and the Monte Carlo model for the market component with the assumptions below:

For the year ended December 31,	2025	2024	2023
Weighted average grant date fair value	$154.72	$72.65	$47.59
Volatility	29.7%	27.7%	39.0%
Risk-free interest rate	4.2%	4.4%	4.4%
The activity for RSUs, PRSUs, and options during 2025 was as follows (options and awards in millions in the tables below):

	RSUs		PRSUs
	Number of awards	Weighted average FMV per award	Number of awards	Weighted average FMV per award
Outstanding, December 31, 2024	1.5	$44.57	0.6	$57.13
Granted	0.4	160.52	0.2	154.72
Converted	(0.4)	35.22	(0.4)	36.68
Forfeited	—	69.61	—	78.43
Performance share adjustment	—	—	0.2	36.68
Outstanding, December 31, 2025	1.5	$81.44	0.6	$89.88

	Stock options
	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Total intrinsic value
Outstanding, December 31, 2024	0.1	$20.98
Exercised	—	18.08
Outstanding, December 31, 2025	0.1	$23.27	1.7	$15
Stock options were last granted in 2018. All of the stock options outstanding were fully vested and exercisable.

For the year ended December 31,	2025	2024	2023
Cash received from stock option exercises	$1	$8	$11
Total tax benefit realized from stock option exercises	$2	$3	$2
Intrinsic value of stock options exercised	$9	$16	$9
Intrinsic value of RSUs and PRSUs converted	$126	$117	$187